Acquisition - Schedule of allocation of purchase price (Details) - Tianbo - CNY (¥) ¥ in Thousands	Apr. 01, 2019	Dec. 31, 2019
Allocation of purchase price
Non-cash consideration	¥ 5,900
Fair value of previously held equity interests in Tianbo	17,012
Total purchase consideration	22,912
Net assets acquired	17,138
Goodwill	22,786	¥ 22,786
Noncontrolling interests	(17,012)
Total	¥ 22,912